OMB APPROVAL
                                                     OMB Number:       3235-0570
                                                     Expires:  November 30, 2005
                                                     Estimated average burden
                                                     hours per response..... 5.0

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21321


                          Pioneer Municipal High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30, 2004


Date of reporting period:  May 1, 2003 through April 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                                   ----------
                                    MUNICIPAL
                                      HIGH
                                     INCOME
                                      TRUST

                                     Annual
                                     Report

                                     4/30/04

                                 [LOGO] Pioneer
                                        Investments

 Table of Contents
---------------------------------------------------------------

Letter to Shareowners                                        1
Portfolio Summary                                            2
Performance Update                                           3
Portfolio Management Discussion                              4
Schedule of Investments                                      6
Financial Statements                                        15
Notes to Financial Statements                               19
Report of Independent Registered Public Accounting Firm     27
The Pioneer Family of Mutual Funds                          28
Trustees, Officers and Service Providers                    29

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 4/30/04
--------------------------------------------------------------------------------

 Dear Shareowner,
--------------------------------------------------------------------------------
Last year's stock market rally carried over into early 2004 but ran out of steam as investors reassessed the dramatic rise in stock valuations. The technology-rich NASDAQ Composite Index, having risen the fastest, was the first to feel pressure; the Dow Jones Industrial Average and Standard & Poor's 500 soon gave up some gains as well. Heading into April, these major indicators were little changed from year-end levels but well ahead of where they stood a year ago.

In general terms, smaller companies outperformed large companies and emerging markets outpaced developed countries, as both benefited from weakness in the U.S. dollar. Corporate bonds, here and overseas, recorded strong gains. U.S. Treasury issues also performed well, as the Federal Reserve Board signaled that it was in no hurry to raise interest rates, given the mixed economic data it was seeing.

Those mixed economic reports were also responsible for the stock market's sluggishness. While corporate profits expanded at a healthy rate, unemployment remained high and consumer confidence dropped sharply in February. Increased productivity, a company's ability to produce more goods or services for each hour worked, was a major factor in the disappointing pace of job creation. However, jobs data improved markedly in March when the government reported U.S. employers added over 300,000 jobs, the largest figure in years; at the same time, January and February numbers were revised upward. Payroll expansion reached into most sectors, while employment held steady in manufacturing after a long period of declines. The markets reacted positively to the jobs report. We believe that renewed hiring means companies are optimistic about the outlook for profits in the months ahead. In fact, many businesses are building up inventories in expectation of increased product demand.

The key drivers of the expansion, low interest rates and reduced federal income taxes, remain in place. Consequently, we think the U.S. economy retains impressive growth potential through the rest of this year. An expanding economy could have implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

More growth choices from Pioneer

When you talk to your adviser, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider each fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Municipal High Income Trust

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 4/30/04
--------------------------------------------------------------------------------

 Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

                       Health                        25.2%
                       Airport                       18.8%
                       Insured                       14.7%
                       Tobacco                        9.7%
                       Pollution Control              7.2%
                       Education                      6.9%
                       Power                          5.3%
                       Development                    4.1%
                       Other                          1.8%
                       Facilities                     1.7%
                       General Obligation             1.7%
                       Transportation                 1.5%
                       Housing                        1.2%
                       Utilities                      0.2%

Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of long-term holdings)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

                      10+  years                    40.5%
                      8-10 years                     9.0%
                      6-8  years                    28.5%
                      3-6  years                    14.1%
                      1-3  years                     5.4%
                      0-1  years                     2.5%


Quality Distribution
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE ORIGINAL REPORT]

                        AAA                         15.9%
                        AA                           7.0%
                        A                            3.2%
                        BBB                         30.1%
                        BB & Lower                  43.2%
                        Cash Equivalents             0.6%

 10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings).*


    1.    Greenville County School District, 5.5%, 12/1/28                 3.68%
--------------------------------------------------------------------------------
    2.    Allegheny County Hospital Development Authority Revenue,
            9.25%, 11/15/30                                                3.30
--------------------------------------------------------------------------------
    3.    Minneapolis/St. Paul Metropolitan Airports, 7.0%, 4/1/25         2.90
--------------------------------------------------------------------------------
    4.    Tobacco Settlement Financing Corp., 6.75%, 6/1/39                2.42
--------------------------------------------------------------------------------
    5.    Birmingham Alabama General Obligation, 5.0%, 12/1/32             2.39
--------------------------------------------------------------------------------
    6.    New Jersey Economic Development Authority Revenue,
            6.25%, 9/15/29                                                 2.20
--------------------------------------------------------------------------------
    7.    Metropolitan Pier & Exposition Authority Dedicated State Tax
            Revenue, 0.0%, 6/15/22                                         2.11
--------------------------------------------------------------------------------
    8.    Texas State Turnpike Authority Revenue, 0.0%, 8/15/16            2.09
--------------------------------------------------------------------------------
    9.    Johnson City Health & Educational Facilities Board Hospital
            Revenue, 7.5%, 7/1/33                                          1.89
--------------------------------------------------------------------------------
   10.    Western Generation Agency Cogeneration Project Revenue,
            7.125%, 1/1/21                                                 1.82
--------------------------------------------------------------------------------

*This list excludes money market and derivative investments. Trust holdings will vary for other periods.

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 4/30/04
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Market Value
per Common Share          4/30/04   7/21/03
                          $13.70    $15.00

Net Asset Value
per Common Share          4/30/04   7/21/03
                          $14.76    $14.33

Distributions per Share   Income      Short-Term      Long-Term
(7/21/03 - 4/30/04)       Dividends   Capital Gains   Capital Gains
                          $0.72       $    -          $     -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in common shares of Pioneer Municipal High Income Trust at public offering price, compared to that of the Lehman Brothers Municipal Bond Index and Lehman Brothers Non-Investment Grade Municipal Bond Index.

Cumulative Total Returns
(As of April 30, 2004)
                     Net Asset      Market
Period                 Value        Price*
Life-of-Trust
(7/21/03)             8.14%        -4.11%

* When net asset value (NAV) is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at market price.
--------------------------------------------------------------------------------

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                                                               7/03       4/04
                                                              ------     -------
Pioneer Municipal High Income Trust*                          10,000     $ 9,589
Lehman Brothers Municipal Bond Index                          10,000     $10,441
Lehman Brothers Non-Investment Grade Municipal Bond Index     10,000     $11,014

   Performance data shown represents past performance. Past performance does not guarantee future results. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

+ Index comparison begins July 31, 2003. The Lehman Brothers Municipal Bond Index is a widely recognized, unmanaged measure of approximately 15,000 municipal bonds. Bonds in the Index have a minimum credit rating of BBB, were part of at least a $50 million issuance made within the past five years and have a maturity of at least two years. Lehman Brothers Non-Investment Grade Municipal Bond Index totals over $26 billion in market value and maintains over 1300 securities. Municipal bonds in this index have the following requirements: maturities of one year or greater, sub investment grade (below Baa or non-rated), fixed coupon rate, dated date greater than 12-31-90, deal size over $20 million, maturity size of at least $3 trillion. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

   The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer Municipal High Income Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 4/30/04
--------------------------------------------------------------------------------

This annual report covers the period from the Trust's inception on July 21, 2003, through April 30, 2004. In this time frame, investors in Pioneer Municipal High Income Trust were rewarded with a relatively high amount of tax-free income as well as a substantial amount of price appreciation. In the following interview, David Eurkus, a member of the Trust's management team, reviews the Trust's investment process, strategy and outlook.

Q: How did the Trust perform from inception on July 21, 2003 through April 30, 2004?

A: Since inception, Pioneer Municipal High Income Trust returned 8.14% at net asset value and -4.11% at market price. As of April 30, 2004, the Trust was selling at a discount of market price to net asset value of 7.2%. From July 31, 2003, through April 30, 2004, the Lehman Brothers Municipal Bond Index returned 4.41% and the Lehman Brothers Non-Investment Grade Municipal Bond Index returned 8.92%. At the end of the period, the Trust held 106 issues in 31 states. On April 30, 2004, the Trust's 30-day SEC yield was 7.83%.

Q:  What strategies do you use in managing the Trust?

A: We use a top down/bottom-up approach. We consider macroeconomic factors, such as the strength of the economy, the potential for a change in the level of inflation and Federal Reserve monetary policy. On a micro level, we analyze yields compared to U.S. Treasuries or corporate issuers; we look at the strengths of specific economic sectors and review each issuer's credit rating and liquidity. Our extensive research has resulted in the construction of a diversified portfolio of securities with varying maturities and credit quality from a number of sectors and issuers. At the end of the period, 56.2% of the Trust's assets were invested in investment-grade securities - those rated BBB or higher; 43.2% were in securities rated below investment grade; and 0.6% of the Trust's assets were in cash equivalents. Overall, the average quality of the Trust was Baa/BBB.

    We allocated a portion of the Trust's assets to economically sensitive market sectors, areas in which the underlying credit quality of fixed-income securities tends to improve during periods of economic recovery. These included hospital/health care (25.2% of assets), transportation (20.0% of assets) and power/energy (5.3% of assets). Over the past few months, we added to the Trust's position in education bonds (3.3% of assets). The educa-

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    tion sector has seen increased bond issuance, as applications to secondary schools and colleges continue to rise. We took advantage of the Trust's ability to invest in below investment-grade securities, emphasizing sectors whose business prospects would benefit from a stronger economy. Such securities had discounted prices and historically high yields.

Q: During the period, the investment environment changed dramatically. How did this change affect the Trust?

A: From July 2003 through February 2004, economic growth was fairly modest. Inflation was low, interest rates continued to decline and bond prices rose. Against this backdrop, the Trust benefited from the capital appreciation that rising bond prices provided and from a relatively high monthly income stream.

    In March, economic statistics began to indicate that the economy was stronger than had been expected. Job growth was robust, inflation began to accelerate and investors assumed that the Federal Reserve would raise interest rates sooner rather than later. In this environment, market interest rates moved substantially higher, triggering a rapid and significant decline in the market value of both taxable and tax-free bonds. While the Trust suffered from the general downturn in bond values, its combination of investment-grade and below investment-grade securities allowed it to continue to provide shareholders with an attractive level of tax-free income.

Q:  What is your outlook over the next six months?

A: We are optimistic about the economy and the Trust. We expect the positive trend in GDP growth to continue; and while the Federal Reserve may boost rates, we do not anticipate a significant increase in the near term. We believe the Trust's diversification among economic sectors and geographic regions and its mix of investment-grade quality and higher-yielding bonds have the potential to continue to generate increased income as well as capital appreciation even in a rising interest-rate environment.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Municipal High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04
--------------------------------------------------------------------------------

                 S&P/
                 Moody's
Principal        Ratings
Amount           (unaudited)                                                               Value
                               TAX EXEMPT OBLIGATIONS - 127.5% OF NET ASSETS
                               Alabama - 3.5%
$10,000,000      AAA/Aaa       Birmingham Alabama General Obligation, 5.0%,
                                 12/1/32                                            $  9,970,900
  1,500,000      BBB/NR        Camden Alabama Industrial Development Board,
                                 6.125%, 12/1/24                                       1,574,745
                                                                                    ------------
                                                                                    $ 11,545,645
                                                                                    ------------
                               Arizona - 5.8%
  5,000,000      B+/Ba3        Apache County Industrial Development Authority,
                                 5.85%, 3/1/28                                      $  4,694,500
  5,000,000      B+/Ba3        Apache County Industrial Development Authority,
                                 5.875%, 3/1/33                                        4,687,150
  3,000,000      NR/NR         Maricopa County Industrial Development Authority,
                                 7.875%, 4/1/27                                        3,079,890
  5,880,000      AA/Aa2        Salt River Project Agriculture Improvement and
                                 Power District Electric System Revenue, 5.0%,
                                 1/1/31                                                5,883,704
    500,000      NR/Baa2       Yavapai County Industrial Development Authority,
                                 6.0%, 8/1/33                                            505,605
                                                                                    ------------
                                                                                    $ 18,850,849
                                                                                    ------------
                               California - 13.0%
  7,270,000      BBB/Baa1      California State General Obligation, 5.25%,
                                 2/1/28                                             $  7,176,072
  5,150,000      BBB/Baa3      Golden State Tobacco Securitization Corp.,
                                 7.8%, 6/1/42                                          5,440,820
  7,000,000      BBB/Baa3      Golden State Tobacco Securitization Corp.,
                                 7.875%, 6/1/42                                        7,430,150
  6,500,000      B-/Caa2       Los Angeles Regional Airports Improvement Corp.
                                 Lease Revenue, 7.5%, 12/1/24                          5,537,220
  6,000,000      AAA/Aaa       Palm Desert Financing Authority Tax Allocation
                                 Revenue, 5.0%, 4/1/30                                 5,965,260
  3,000,000      AAA/Aaa       San Diego Unified School District, 5.0%, 7/1/25         3,012,420
  2,500,000      AAA/Aaa       University of California Revenue, 5.0%, 5/15/25         2,514,400
  7,000,000      B+/NR         Valley Health System Hospital Revenue, 6.5%,
                                 5/15/25                                               5,376,840
                                                                                    ------------
                                                                                    $ 42,453,182
                                                                                    ------------

6     The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     S&P/
                     Moody's
Principal            Ratings
Amount               (unaudited)                                                                 Value
                                   Connecticut - 1.6%
   $2,205,000        BB/Ba1        Connecticut State Health & Educational Facilities
                                     Authority Revenue, 5.375%, 7/1/17                    $  1,827,416
    4,400,000        BB/Ba1        Connecticut State Health & Educational Facilities
                                     Authority Revenue, 5.5%, 7/1/27                         3,373,832
                                                                                          ------------
                                                                                          $  5,201,248
                                                                                          ------------
                                   District of Columbia - 3.5%
    5,000,000        BBB/Baa3      District of Columbia Tobacco Settlement Financing
                                     Corp., 6.5%, 5/15/33                                 $  4,559,100
    7,325,000        BBB/Baa3      District of Columbia Tobacco Settlement Financing
                                     Corp., 6.75%, 5/15/40                                   6,814,447
                                                                                          ------------
                                                                                          $ 11,373,547
                                                                                          ------------
                                   Florida - 4.5%
    2,000,000        NR/NR         Beacon Lakes Community Development, 6.9%,
                                     5/1/35                                               $  2,025,900
    2,300,000        CCC/Caa3      Hillsborough County Aviation Authority Revenue,
                                     6.8%, 1/1/24                                            1,629,044
    1,650,000        BBB-/Baa2     Polk County Industrial Development Revenue,
                                     5.85%, 12/1/30                                          1,623,451
    2,000,000        NR/NR         Seminole Tribe Convention-A, 8.95%, 10/1/33               2,334,220
    1,900,000        NR/NR         Seminole Tribe Convention-A, 10.0%, 10/1/33               2,345,189
    5,000,000        NR/Baa2       Tallahassee Health Facilities Revenue, 6.375%,
                                     12/1/30                                                 4,856,450
                                                                                          ------------
                                                                                          $ 14,814,254
                                                                                          ------------
                                   Idaho - 1.5%
    5,000,000        BB+/Ba3       Power County Industrial Development Corp.,
                                     6.45%, 8/1/32                                        $  5,010,800
                                                                                          ------------
                                   Illinois - 4.0%
    1,000,000        NR/NR         Centerpoint Intermodal Center, 8.0%, 6/15/23
                                     (144A)                                               $    980,040
    2,790,000        CCC/Caa3      Chicago Illinois O'Hare International Airport,
                                     6.45%, 5/1/18                                           1,781,778
    1,500,000        NR/NR         Illinois Health Facilities Authority Revenue, 6.9%,
                                     11/15/33                                                1,485,000
   16,880,000 (a)    AAA/Aaa       Metropolitan Pier & Exposition Authority Dedicated
                                     State Tax Revenue, 0.0%, 6/15/22                        8,772,198
                                                                                          ------------
                                                                                          $ 13,019,016
                                                                                          ------------

The accompanying notes are an integral part of these financial statements.    7

Pioneer Municipal High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04                                    (continued)
--------------------------------------------------------------------------------

                S&P/
                Moody's
Principal       Ratings
Amount          (unaudited)                                                               Value
                              Indiana - 1.6%
$2,000,000      CCC/Caa3      East Chicago Industrial Pollution Control Revenue,
                                7.125%, 6/1/07                                      $ 1,788,800
 4,000,000      CCC/Caa3      Indiana State Development Finance Authority
                                Revenue, 5.75%, 10/1/11                               3,331,840
                                                                                    -----------
                                                                                    $ 5,120,640
                                                                                    -----------
                              Kentucky - 2.5%
 7,050,000      CCC/Caa2      Kenton County Airport Revenue, 7.5%, 2/1/12           $ 6,438,060
 1,965,000      CCC/Caa2      Kenton County Airport Revenue, 7.5%, 2/1/20             1,714,482
                                                                                    -----------
                                                                                    $ 8,152,542
                                                                                    -----------
                              Massachusetts - 6.0%
 2,435,000      AAA/Aaa       Massachusetts Health & Educational Facilities
                                Authority Revenue, 5.0%, 7/15/35                    $ 2,447,102
 1,000,000      AA/NR         Massachusetts Health & Educational Facilities
                                Authority Revenue, 5.25%, 10/15/33                    1,001,570
 2,640,000      BBB/Baa3      Massachusetts Health & Educational Facilities
                                Authority Revenue, 5.75%, 7/1/28                      2,454,566
 3,500,000      BBB/Baa3      Massachusetts Health & Educational Facilities
                                Authority Revenue, 6.25%, 7/1/22                      3,590,440
 5,000,000      BBB-/NR       Massachusetts Health & Educational Facilities
                                Authority Revenue, 6.75%, 10/1/33                     5,094,400
    75,000      BB/NR         Massachusetts State Development Finance
                                Agency, 5.25%, 10/1/18                                   62,838
 5,055,000      AA-/Aa3       Massachusetts State Housing Finance Agency,
                                5.25%, 12/1/33                                        4,980,085
                                                                                    -----------
                                                                                    $19,631,001
                                                                                    -----------
                              Michigan - 4.8%
 2,000,000      NR/Ba2        Garden City Hospital Finance Authority, 5.75%,
                                9/1/17                                              $ 1,630,600
 1,500,000      BBB-/NR       John Tolfree Health System Corp., 6.0%, 9/15/23         1,418,205
 4,010,000      BBB-/Baa3     Michigan State Hospital Finance Authority
                                Revenue, 6.0%, 2/1/24                                 3,935,454
 2,000,000      NR/NR         Michigan State Hospital Finance Authority
                                Revenue, 6.4%, 1/1/15                                 1,934,460
 7,690,000      NR/NR         Wayne Charter County Special Airport Facilities
                                Revenue, 6.75%, 12/1/15                               6,896,546
                                                                                    -----------
                                                                                    $15,815,265
                                                                                    -----------

8     The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/
                 Moody's
Principal        Ratings
Amount           (unaudited)                                                              Value
                               Minnesota - 4.2%
$13,260,000      NR/NR         Minneapolis/St. Paul Metropolitan Airports, 7.0%,
                                 4/1/25                                             $12,059,440
  1,500,000      BB/Ba2        St. Paul Housing & Redevelopment Authority,
                                 6.625%, 11/1/17                                      1,516,635
                                                                                    -----------
                                                                                    $13,576,075
                                                                                    -----------
                               Mississippi - 0.9%
  3,000,000      BBB-/Ba1      Mississippi Business Finance Corp. Pollution
                                 Control Revenue, 5.9%, 5/1/22                      $ 3,014,670
                                                                                    -----------
                               Missouri - 1.6%
  5,500,000      NR/Ba3        St. Louis Industrial Development Authority
                                 Revenue, 7.25%, 12/15/35                           $ 5,085,795
                                                                                    -----------
                               Nevada - 1.4%
  1,000,000      BBB-/Baa2     Clark County Industrial Development Revenue,
                                 5.45%, 3/1/38                                      $ 1,054,770
  1,850,000      B+/NR         Clark County Industrial Development Revenue,
                                 5.5%, 10/1/30                                        1,576,644
  2,000,000      NR/NR         Nevada State Department of Business & Industry,
                                 7.25%, 1/1/23                                        1,956,960
                                                                                    -----------
                                                                                    $ 4,588,374
                                                                                    -----------
                               New Jersey - 9.2%
  3,000,000      AAA/Aaa       New Jersey Economic Development Authority
                                 Revenue, 5.25%, 6/15/19                            $ 3,189,780
  2,000,000      B/Caa2        New Jersey Economic Development Authority
                                 Revenue, 6.25%, 9/15/19                              1,642,760
 11,700,000      B/Caa2        New Jersey Economic Development Authority
                                 Revenue, 6.25%, 9/15/29                              9,145,422
  1,000,000      B/Caa2        New Jersey Economic Development Authority
                                 Revenue, 6.4%, 9/15/23                                 811,760
  6,150,000      B/Caa2        New Jersey Economic Development Authority
                                 Revenue, 7.0%, 11/15/30                              5,268,767
 10,750,000      BBB/Baa3      Tobacco Settlement Financing Corp., 6.75%,
                                 6/1/39                                              10,068,665
                                                                                    -----------
                                                                                    $30,127,154
                                                                                    -----------

The accompanying notes are an integral part of these financial statements.    9

Pioneer Municipal High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04                                    (continued)
--------------------------------------------------------------------------------

                S&P/
                Moody's
Principal       Ratings
Amount          (unaudited)                                                             Value
                              New Mexico - 1.2%
$3,700,000      NR/B1         New Mexico Hospital Equipment Loan Council,
                                6.4%, 6/1/16                                      $ 3,743,216
                                                                                  -----------
                              New York - 3.3%
 5,625,000      CCC/Caa2      New York City Industrial Development Agency,
                                6.9%, 8/1/24                                      $ 3,878,044
 5,000,000      AAA/Aaa       New York City Trust Cultural Resources Revenue,
                                5.125%, 7/1/31                                      5,064,550
 2,000,000      NR/NR         Suffolk County Industrial Development Agency,
                                7.25%, 1/1/30                                       1,878,440
                                                                                  -----------
                                                                                  $10,821,034
                                                                                  -----------
                              North Carolina - 1.5%
 2,000,000      AA+/Aa2       Charlotte North Carolina Certificates of
                                Participation, 5.0%, 6/1/33                       $ 1,975,740
 4,600,000      NR/NR         Charlotte North Carolina Special Facilities
                                Revenue, 7.75%, 2/1/28                              2,938,250
                                                                                  -----------
                                                                                  $ 4,913,990
                                                                                  -----------
                              Oklahoma - 4.2%
 3,000,000      B-/B1         Oklahoma Development Finance Authority
                                Revenue, 5.625%, 8/15/19                          $ 2,491,710
 8,000,000      B-/B1         Oklahoma Development Finance Authority
                                Revenue, 5.625%, 8/15/29                            6,324,720
 4,100,000      B-/Caa2       Tulsa Municipal Airport Revenue, 5.65%, 12/1/35       3,771,139
 1,225,000      B-/Caa2       Tulsa Municipal Airport Revenue, 6.25%, 6/1/20        1,045,182
                                                                                  -----------
                                                                                  $13,632,751
                                                                                  -----------
                              Oregon - 4.7%
 1,000,000      NR/NR         Klamath Falls Electric Revenue, 5.75%, 1/1/13       $ 1,001,720
 7,000,000      NR/NR         Klamath Falls Electric Revenue, 6.0%, 1/1/25          6,787,480
 7,500,000      NR/NR         Western Generation Agency Cogeneration Project
                                Revenue, 7.125%, 1/1/21                             7,592,475
                                                                                  -----------
                                                                                  $15,381,675
                                                                                  -----------

10    The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                S&P/
                Moody's
Principal       Ratings
Amount          (unaudited)                                                                 Value
                              Pennsylvania - 10.0%
$ 1,550,000     NR/Baa1       Allegheny County Hospital Development Authority
                                Revenue, 5.125%, 5/1/25                               $ 1,331,419
 12,300,000     B/B2          Allegheny County Hospital Development Authority
                                Revenue, 9.25%, 11/15/30                               13,730,859
  2,500,000     BBB-/Baa2     Beaver County Industrial Development Authority,
                                7.625%, 5/1/25                                          2,673,825
  1,000,000     BB-/NR        Columbia County Hospital Authority Health Care
                                Revenue, 5.9%, 6/1/29                                     786,600
  5,000,000     BBB/Baa3      Delaware County Industrial Development Authority
                                Revenue, 6.1%, 7/1/13                                   5,294,750
  1,280,000     NR/B2         Langhorne Manor Borough Higher Education &
                                Health Authority Revenue, 7.35%, 7/1/22                 1,238,784
  2,500,000     BBB+/NR       Pennsylvania Higher Educational Facilities Authority
                                Revenue, 5.4%, 7/15/36                                  2,458,900
  5,000,000     BBB-/Baa2     Philadelphia Hospitals & Higher Education
                                Facilities Authority Revenue, 6.5%, 11/15/22            5,002,200
                                                                                      -----------
                                                                                      $32,517,337
                                                                                      -----------
                              South Carolina - 8.4%
 15,000,000     AA-/A1        Greenville County School District, 5.5%, 12/1/28        $15,326,550
  1,900,000     BBB/Baa2      South Carolina Jobs Economic Development
                                Authority Revenue, 6.25%, 8/1/31                        1,949,951
  5,850,000     BBB/Baa2      South Carolina Jobs Economic Development
                                Authority Revenue, 6.375%, 8/1/34                       6,053,288
  4,405,000     BB-/NR        South Carolina Jobs Economic Development
                                Authority Revenue, 6.625%, 4/1/36                       4,185,279
                                                                                      -----------
                                                                                      $27,515,068
                                                                                      -----------
                              Tennessee - 3.8%
  7,000,000     BBB+/Baa2     Johnson City Health & Educational Facilities Board
                                Hospital Revenue, 7.5%, 7/1/33                        $ 7,867,090
  4,480,000     NR/Baa2       Knox County Health Educational & Housing
                                Facilities Board Hospital Revenue, 6.375%,
                                4/15/22                                                 4,604,320
                                                                                      -----------
                                                                                      $12,471,410
                                                                                      -----------

The accompanying notes are an integral part of these financial statements.   11

Pioneer Municipal High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04                                    (continued)
--------------------------------------------------------------------------------

                S&P/
                Moody's
Principal       Ratings
Amount          (unaudited)                                                               Value
                              Texas - 9.9%
$ 6,500,000     CCC/Caa2      Alliance Airport Authority Special Facilities
                                Revenue, 7.0%, 12/1/11                              $ 5,420,805
  5,500,000     CCC/Caa2      Dallas-Fort Worth International Airport Revenue,
                                7.125%, 11/1/26                                       3,470,775
  2,800,000     CCC/Caa2      Dallas-Fort Worth International Airport Revenue,
                                7.6%, 11/1/11                                         2,183,972
    750,000     CCC/Caa2      Dallas-Fort Worth International Airport Revenue,
                                7.625%, 11/1/21                                         507,825
  1,000,000     BB/NR         Georgetown Health Facilities Development Corp.,
                                6.25%, 8/15/29                                          934,690
  3,750,000     B-/Caa2       Houston Airport System Special Facilities Revenue,
                                5.7%, 7/15/29                                         2,656,800
  5,000,000     BBB-/NR       Lufkin Health Facilities Development Corp. 5.7%,
                                2/15/28                                               4,552,650
    500,000     BBB/Baa2      Sabine River Authority Pollution Control Revenue,
                                6.15%, 8/1/22                                           519,200
 15,865,000     AAA/Aaa       Texas State Turnpike Authority Revenue, 0.0%,
                                8/15/16                                               8,697,986
  3,000,000     AAA/Aaa       University of Texas Revenues, 5.25%, 8/15/18            3,261,540
                                                                                    -----------
                                                                                    $32,206,243
                                                                                    -----------
                              Vermont - 0.5%
  1,500,000     A-/A3         Vermont Educational & Health Buildings Financing
                                Agency Revenue, 6.0%, 10/1/28                       $ 1,634,220
                                                                                    -----------
                              Virginia - 2.5%
  1,000,000     BBB/Baa3      Peninsula Ports Authority, 6.0%, 4/1/33               $ 1,024,720
  4,000,000     BB/NR         Pocahontas Parkway Association of Virginia Toll
                                Road Revenue, 5.5%, 8/15/28                           3,295,520
  3,940,000     AAA/Aaa       University of Virginia Revenue, 5.0%, 6/1/33            3,959,818
                                                                                    -----------
                                                                                    $ 8,280,058
                                                                                    -----------
                              Washington - 5.2%
  4,710,000     AAA/Aaa       Spokane Public Facilities District Hotel/Motel Tax
                                & Sales, 5.75%, 12/1/27                             $ 5,101,542
  7,025,000     BBB/Baa3      Tobacco Settlement Authority Washington, 6.625%,
                                6/1/32                                                6,500,724
 14,315,000     AAA/Aaa       Washington State General Obligation, 0.0%, 6/1/22       5,460,886
                                                                                    -----------
                                                                                    $17,063,152
                                                                                    -----------

12    The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               S&P/
               Moody's
Principal      Ratings
Amount         (unaudited)                                                                  Value
                             Wisconsin - 1.2%
$3,750,000     BBB+/NR       Wisconsin State Health & Educational Facilities
                               Authority Revenue, 6.4%, 4/15/33                     $   3,932,588
                                                                                    -------------
                             Wyoming - 1.5%
 5,000,000     BB+/Ba3       Sweetwater County Solid Waste Disposal Revenue,
                               6.9%, 9/1/24                                         $   5,046,400
                                                                                    -------------
                             TOTAL TAX-EXEMPT OBLIGATIONS
                             (Cost $405,952,959)                                    $ 416,539,199
                                                                                    -------------
  Shares                     TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.8%
                             OF NET ASSETS
 2,669,457                   BlackRock Provident Institutional Municipal Fund       $   2,669,457
                                                                                    -------------
                             TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
                             (Cost $2,669,457)                                      $   2,669,457
                                                                                    -------------
                             TOTAL INVESTMENTS IN SECURITIES - 128.3%
                             (Cost $408,622,416) (b) (c) (d)                        $ 419,208,656
                                                                                    -------------
                             Other Assets in Excess of Liabilities - 2.6%           $   8,381,009
                                                                                    -------------
                             Preferred Shares at Redemption Value - (30.9)%         $(101,000,000)
                                                                                    -------------
                             NET ASSETS APPLICABLE TO COMMON
                             SHAREOWNERS - 100.0%                                   $ 326,589,665
                                                                                    =============

The accompanying notes are an integral part of these financial statements.   13

Pioneer Municipal High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 4/30/04                                    (continued)
--------------------------------------------------------------------------------

NR:     Security not rated by S&P or Moody's.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2004 the value of these securities amounted to $980,400 or 0.3% of net assets applicable to common shareholders.
(a) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(b) The concentration of investments by type of obligation/market sector is as follows:

        Insured                                                           14.7%
        General Obligation                                                 1.7
        Revenue Bonds:
          Health Revenue                                                  25.2
          Airport Revenue                                                 18.8
          Tobacco Revenue                                                  9.7
          Pollution Control Revenue                                        7.2
          Education Revenue                                                6.9
          Power Revenue                                                    5.3
          Development Revenue                                              4.1
          Other                                                            1.8
          Facilities Revenue                                               1.7
          Transportation Revenue                                           1.5
          Housing Revenue                                                  1.2
          Utilities Revenue                                                0.2
                                                                          ----
                                                                         100.0%
                                                                         =====

(c) At April 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $408,055,306 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost                   $17,062,718

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value                    (5,909,368)
                                                                    -----------
        Net unrealized gain                                         $11,153,350
                                                                    ===========

        For financial reporting purposes net unrealized gain on investments was $10,586,240 and cost of investments aggregated $408,622,416.

(d) As of April 30, 2004, the Trust had a capital loss carryforward of $1,170,962 which will expire in 2012 if not utilized.

Purchases and sales of securities (excluding temporary cash investments) for the period ended April 30, 2004, aggregated $617,237,817 and $211,209,853, respectively.

14    The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Trust

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 4/30/04
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $408,622,416) $419,208,656 Receivables -
   Interest                                                       8,553,845
  Unrealized appreciation on interest rate swaps                  1,136,800
  Prepaid expenses                                                   23,600
                                                               ------------
     Total assets                                              $428,922,901
                                                               ------------
LIABILITIES:
  Payables -
   Offering costs payable - common                             $    125,049
   Offering costs payable - preferred                                 8,181
   Due to custodian                                                 857,134
   Net interest rate swaps payable                                   59,042
  Due to affiliates                                                 212,352
  Administration fee payable                                         24,815
  Accrued expenses                                                   46,663
                                                               ------------
     Total liabilities                                         $  1,333,236
                                                               ------------
PREFERRED SHARES AT REDEMPTION VALUE:
   $25,000 liquidation value per share applicable to
     4,040 shares                                              $101,000,000
                                                               ------------

NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Paid-in capital                                              $315,038,703
  Accumulated net investment income                                 998,979
  Accumulated net realized loss on investments                   (1,171,057)
  Net unrealized gain on investments                             10,586,240
  Net unrealized gain on interest rate swaps                      1,136,800
                                                               ------------
     Net assets applicable to common shareowners               $326,589,665
                                                               ------------
NET ASSET VALUE PER SHARE:
  No par value, (unlimited number of shares authorized)
   Based on $326,589,665/22,120,893 common shares              $      14.76
                                                               ============

The accompanying notes are an integral part of these financial statements.    15

Pioneer Municipal High Income Trust

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the period 7/21/03 (commencement of operations) to 4/30/04

INVESTMENT INCOME:
  Interest                                                            $19,910,926
                                                                      -----------
EXPENSES:
  Management fees                                     $ 1,866,718
  Administration fees                                     217,549
  Transfer agent fees                                      36,442
  Auction agent fees                                      149,820
  Custodian fees                                           18,141
  Registration fees                                        29,516
  Organization costs                                       40,000
  Professional fees                                        54,183
  Printing fees                                            13,967
  Trustees' fees                                            6,504
  Miscellaneous                                            11,433
                                                      -----------
     Total expenses                                                   $ 2,444,273
                                                                      -----------
       Reimbursement of organization costs                            $   (40,000)
                                                                      -----------
     Net expenses                                                     $ 2,404,273
                                                                      -----------
       Net investment income                                          $17,506,653
                                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND INTEREST RATE SWAPS:
  Net realized loss from:
   Investments                                        $(1,172,616)
   Interest rate swaps                                    (59,042)    $(1,231,658)
                                                      -----------     -----------
  Net unrealized gain on:
   Investments                                        $10,586,240
   Interest rate swaps                                  1,136,800     $11,723,040
                                                      -----------     -----------
  Net gain on investments and interest rate swaps                     $10,491,382
                                                                      -----------
DISTRIBUTIONS TO PREFERRED SHAREOWNERS FROM NET
INVESTMENT INCOME                                                     $  (539,580)
                                                                      -----------
  Net increase in net assets applicable to common
   shareowners resulting from operations                              $27,458,455
                                                                      ===========

16    The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Trust

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the period 7/21/03 (commencement of operations) to 4/30/04

                                                                           7/21/03
                                                                              to
                                                                           4/30/04
FROM OPERATIONS:
  Net investment income                                                 $ 17,506,653
  Net realized loss on investments and interest rate swaps                (1,231,658)
  Net unrealized gain on investments and interest rate swaps              11,723,040
  Distributions to preferred shareowners from net investment income         (539,580)
                                                                        ------------
   Net increase in net assets applicable to common shareowners          $ 27,458,455
                                                                        ------------
DISTRIBUTIONS TO COMMON SHAREOWNERS:
  Net investment income ($0.72 per share)                               $(15,907,493)
                                                                        ------------
   Total dividends to common shareowners                                $(15,907,493)
                                                                        ------------
FROM TRUST SHARE TRANSACTIONS:
  Net proceeds from the issuance of common shares                       $293,662,500
  Net proceeds from underwriters' over-allotment option exercised         21,487,500
  Reinvestment of distributions                                            1,673,643
  Common share offering expenses charged to paid-in capital                 (660,000)
  Preferred share offering expenses charged to paid-in capital            (1,224,943)
                                                                        ------------
   Net increase in net assets applicable to common shareowners
     resulting from Trust share transactions                            $314,938,700
                                                                        ------------
   Net increase in net assets applicable to common shareowners          $326,489,662
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Beginning of period                                                        100,003
                                                                        ------------
  End of period (including accumulated net investment
   income of $998,979)                                                  $326,589,665
                                                                        ============

The accompanying notes are an integral part of these financial statements.   17

Pioneer Municipal High Income Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 4/30/04
--------------------------------------------------------------------------------

                                                                         July 21, 2003 to
                                                                       April 30, 2004 (a)(b)
Per Common Share Operating Performance
Net asset value, beginning of period                                        $  14.33+
                                                                            --------
Increase (decrease) from investment operations:
  Net investment income                                                     $   0.80
  Net realized and unrealized gain on investments                               0.46
  Distributions to preferred shareowners from net investment income            (0.02)
                                                                            --------
  Net increase from investment operations                                   $   1.24
Distributions to common shareowners:
  Net investment income                                                        (0.72)
Capital charge with respect to issuance of:
  Common shares                                                                (0.03)
  Preferred shares                                                             (0.06)
                                                                            --------
Net increase in net asset value                                             $   0.43
                                                                            --------
Net asset value, end of period*                                             $  14.76
                                                                            ========
Market value, end of period*                                                $  13.70
                                                                            ========
Total return++                                                                 (4.11)%
Ratios to average net assets of common shareowners
  Net expenses+++                                                               0.95%**
  Net investment income before preferred share dividends+++                     6.91%**
  Preferred share dividends                                                     0.21%**
  Net investment income available to common shareowners                         6.70%**
Portfolio turnover                                                                54%
Net assets of common shareowners, end of period (in thousands)              $326,590
Preferred shares outstanding (in thousands)                                 $101,000
Asset coverage per preferred share, end of period                           $105,839
Average market value per preferred share                                    $ 25,000
Liquidation value per preferred share                                       $ 25,000
Ratios to average net assets of common shareowners before
  reimbursement of organization expenses
  Net expenses+++                                                               0.96%**
  Net investment income before preferred share dividends+++                     6.90%**
  Preferred share dividends                                                     0.21%**
  Net investment income available to common shareowners                         6.69%**

(a) The per common share data presented above is based upon the average common shares outstanding for the period presented.
(b)  Trust shares were first publicly offered on July 18, 2003.
* Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.
**   Annualized.
+ Net asset value immediately after the closing of the first public offering was $14.30.
++ Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment return less than a full period is not annualized. Past performance is not a guarantee of future results.
+++ Ratios do not reflect the effect of dividend payments to preferred shareowners.

The information above represents the audited operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets of common shareowners and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.

18    The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Municipal High Income Trust (the "Trust") was organized as a Delaware statutory trust on March 13, 2003. Prior to commencing operations on July 21, 2003, the Trust had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to Pioneer Investment Management, Inc. (PIM), the Trust's investment adviser, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003. PIM has agreed to reimburse the amount by which the aggregate of all the Trust's organizational expenses and offering costs for common shares (other than the sales load) exceeds $0.03 per share of common share offering. The investment objective of the Trust is to seek a high level of current income exempt from regular federal income tax and the Trust may seek capital appreciation to the extent that it is consistent with its primary investment objective.

The Trust may invest in municipal securities with a broad range of maturities and credit ratings, including both investment grade and below investment grade municipal securities.

The Trust invests in below grade (high yield) municipal securities. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies

Pioneer Municipal High Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04                              (continued)
--------------------------------------------------------------------------------

consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. The values of interest rate swaps are determined by obtaining dealer quotations. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. As of April 30, 2004, there were no securities fair valued. Discount and premium on fixed income securities are accreted or amortized daily, respectively, on an effective yield to maturity basis and are included in interest income. Interest income is recorded on an accrual basis. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid in-capital, depending on the type of book/tax differences that may exist.

    At April 30, 2004, the Trust reclassified $60,601 to decrease accumulated net investment income and to decrease accumulated net realized loss on investments. The reclassification has no impact on the net asset value of the Trust and presents the Trust's capital accounts on a tax basis.

--------------------------------------------------------------------------------
Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------

    The tax character of distributions paid to common and preferred shareowners during the period ended April 30, 2004 was as follows:

 -------------------------------------------------------------------------------
                                      2004
 Distributions paid from:
  Tax exempt income                $16,447,073
  Long-term capital gain                     -
                                   -----------
 Total                             $16,447,073
                                   ===========
--------------------------------------------------------------------------------

     The following shows components of distributable earnings on a federal income tax basis at April 30, 2004.

 -------------------------------------------------------------------------------
                                         2004
 Undistributed tax-exempt income   $   431,774
 Capital loss carryforward          (1,170,962)
 Unrealized appreciation            12,290,150
                                   -----------
 Total                             $11,550,962
                                   ===========
--------------------------------------------------------------------------------

    The difference between book basis and tax basis unrealized appreciation is primarily attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities and the tax deferral of losses on wash sales.

C. Automatic Dividend Reinvestment Plan

    All common shareowners automatically participate in the Automatic Dividend Reinvestment Plan (the "Plan"), under which participants receive all dividends and capital gain distributions (collectively, "dividends") in full and fractional common shares of the Trust in lieu of cash. Shareowners may elect not to participate in the Plan. Shareowners not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time by notifying Mellon Investor Services LLC, the agent for shareowners in administering the Plan (the "Plan Agent"), prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either

Pioneer Municipal High Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04                              (continued)
--------------------------------------------------------------------------------

    (i) through receipt of additional unissued but authorized common shares from the Trust or (ii) by purchase of outstanding common shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend the net asset value per common share is equal to or less than the market price per share plus estimated brokerage trading fees ("market premium"), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per common share is greater than the market value ("market discount"), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued common shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends paid in any taxable year. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.

2. Management Agreement

PIM manages the Trust's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Trust's average daily managed assets. "Managed assets" is the average daily value of the Trust's total assets minus the sum of the Trust's liabilities, which liabilities exclude debt related to leverage, short-term debt and the aggregate liquidation preference of any outstanding preferred shares.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by the Trust. PIM has retained Princeton Administrators, L.P., an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, to provide certain administrative services to the Trust on its behalf. The Trust pays Princeton Administrators, L.P. a monthly fee at an annual rate of 0.07% of the average weekly value of the Trust's managed assets, subject to a minimum monthly fee of $10,000.

Pioneer Municipal High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Also, PIM has agreed for the first three years of the Trust's investment operations to limit the Trust's total annual expenses [excluding organizational and offering costs for common and preferred shares, interest expenses, the cost of defending or prosecuting any claim or litigation to which the Trust is a party, (together with any amount in judgment or settlement), indemnification expense or taxes incurred due to the failure of the Trust to qualify as a regulated investment company under the Code or any other non-recurring or non-operating expenses] to 0.80% of the Trust's average daily managed assets. The dividend on any preferred shares is not an expense. Under this agreement, PIM may subsequently recover reimbursed expenses (within three years of being incurred) from the Trust if the Trust's total expenses are less than 0.80% of average daily managed assets. As of April 30, 2004, the Trust's expenses were not reduced under such arrangements.

3. Transfer Agents

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, through a sub-transfer agency agreement with Mellon Investor Services LLC, provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates. Deutsche Bank Trust Company Americas is the transfer agent, registrar, dividend paying agent and redemption agent with respect to the Trust's Auction Preferred Shares (APS). The Trust pays Deutsche Bank Trust Company Americas an annual fee, as is agreed to from time to time by the Trust and Deutsche Bank Trust Company Americas, for providing such services.

4. Interest Rate Swaps

The Trust may enter into interest rate swap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. The cost of leverage may rise with an increase in interest rates, generally having the effect of lower yields and potentially lower dividends. Interest rate swaps can be used to "lock in" the cost of leverage and reduce the negative impact that rising short-term interest rates would have on the Trust's leveraging costs.

An interest rate swap is an agreement between two parties, which involves exchanging a floating rate and fixed rate interest payments for a specified period of time. Interest rate swaps involve the accrual

Pioneer Municipal High Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04                              (continued)
--------------------------------------------------------------------------------

and exchange of net interest payments between the parties. For financial reporting purposes, the Trust records the net receivable or payable for the net interest expected to be received or paid as net realized gains or losses from Interest Rate Swaps in the Statement of Operations. During the term of the swap, changes in the value of the swap are recognized as unrealized gains and losses by "marking-to market" to reflect the market value of the swap. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) closing the contract and the cost basis of the contract. The Trust is exposed to credit risk in the event of non-performance by the other party to the interest rate swap. However, the Trust does not anticipate non-performance by any counterparty.

Under the terms of the agreement entered into by the Trust, the Trust receives a floating rate of interest and pays a fixed rate of interest for the term. Details of the swap agreement outstanding as of April 30, 2004 were as follows:

--------------------------------------------------------------------------------

                 Termination      Notional      Fixed                    Unrealized
 Counterparty        Date       Amount (000)    Rate    Floating Rate   Appreciation
-------------- --------------- -------------- -------- --------------- -------------
 UBS AG        April 5, 2009       $50,000    2.665%   1 month BMA      $1,136,800

--------------------------------------------------------------------------------

5. Trust Shares

There are an unlimited number of common shares of beneficial interest authorized. Of the 22,120,893 common shares of beneficial interest outstanding at April 30, 2004, PIM owned 6,981 shares.

Transactions in common shares of beneficial interest for the period July 21, 2003 (commencement of investment operations) to April 30, 2004 were as follows:

--------------------------------------------------------------------------------
  Shares issued in connection with initial public offering            20,500,000
  Shares issued from underwriters' over-allotment option
   exercised                                                           1,500,000
  Reinvestment of distributions                                          113,912
                                                                      ----------
  Net increase in shares outstanding                                  22,113,912
  Shares outstanding at beginning of period                                6,981
                                                                      ----------
  Shares outstanding at end of period                                 22,120,893
                                                                      ==========
--------------------------------------------------------------------------------

Pioneer Municipal High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Offering costs of $660,000 incurred in connection with the Trust's offering of common shares have been charged to paid-in capital.

The Trust may classify or reclassify any unissued common shares of beneficial interest into one or more series of preferred shares of beneficial interest. On October 2, 2003, the Trust reclassified and issued 4,040 shares of common shares into two series of APS as follows: Series A-2,000 and Series B-2,040. Offering costs of $214,943 and underwriting discounts of $1,010,000 have been charged to paid-in capital.

Dividends on Series A and Series B APS are cumulative at a rate which is reset every seven days based on the results of an auction. Dividend rates ranged from 0.45% to 1.25% during the period ended April 30, 2004.

The Trust may not declare dividends or make other distributions on its common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

The APS are redeemable at the option of the Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared. The APS are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Trust as set forth in the Agreement and Declaration of Trust are not satisfied.

The holders of APS have voting rights equal to the holders of the Trust's common shares (one vote per share) and will vote together with holders of the common shares as a single class. However, holders of APS are also entitled to elect two of the Trust's Trustees. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareowners that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to
(a) adopt any plan of reorganization that would adversely affect the preferred shares and (b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end management investment company or changes in its fundamental investment restrictions.

Pioneer Municipal High Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 4/30/04                              (continued)
--------------------------------------------------------------------------------

6. Subsequent Events

Subsequent to April 30, 2004 the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.09 per common share payable May 28, 2004, to shareowners of record on May 17, 2004.

For the period May 1, 2004 to May 31, 2004, dividends declared on preferred stock totaled $82,766 in aggregate for the two outstanding preferred share series.

ADDITIONAL INFORMATION (unaudited)

During the period, there have been no material changes in the Trust's investment objective or fundamental policies that have not been approved by the shareowners. There have been no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust which have not been approved by the shareowners. There have been no changes in the principal risk factors associated with investment in the Trust. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trust's portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Trust may purchase, from time to time, its common shares in the open market.

Pioneer Municipal High Income Trust
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Municipal High Income Trust:

We have audited the statement of assets and liabilities, including the schedule of investments, of Pioneer Municipal High Income Trust (the "Trust") as of April 30, 2004, and the related statements of operations and changes in net assets, and the financial highlights for the period from July 21, 2003 (commencement of operations) to April 30, 2004. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Municipal High Income Trust at April 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the period from July 21, 2003 (commencement of operations) to April 30, 2004, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
June 4, 2004

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

      U.S. Equity                              International/Global Equity
      Pioneer Fund                             Pioneer Emerging Markets Fund
      Pioneer Balanced Fund                    Pioneer Europe Select Fund
      Pioneer Equity Income Fund               Pioneer Europe Fund
      Pioneer Growth Shares                    Pioneer International Equity Fund
      Pioneer Mid Cap Growth Fund              Pioneer International Value Fund
      Pioneer Mid Cap Value Fund
      Pioneer Oak Ridge Large Cap
       Growth Fund                             Fixed Income
      Pioneer Oak Ridge Small Cap              Pioneer America Income Trust
        Growth Fund                            Pioneer Bond Fund
      Pioneer Papp America-Pacific             Pioneer Global High Yield Fund
        Rim Fund                               Pioneer High Yield Fund
      Pioneer Papp Small and Mid Cap           Pioneer Strategic Income Fund
        Growth Fund                            Pioneer Tax Free Income Fund
      Pioneer Papp Stock Fund
      Pioneer Papp Strategic
        Growth Fund                            Money Market
      Pioneer Real Estate Shares               Pioneer Cash Reserves Fund**
      Pioneer Research Fund*
      Pioneer Small Cap Value Fund
      Pioneer Small Company Fund
      Pioneer Value Fund

* Name change effective December 11, 2003. Formerly known as Pioneer Tax-Managed Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Shareowner Services and Sub-Transfer Agent
Mellon Investor Services LLC

Preferred Share Auction/Transfer Agent and Registrar
Deutsche Bank Trust Company Americas

Sub-Administrator
Princeton Administrators, L.P.


Trustees and Officers

The Trust's Board of Trustees provides broad supervision over the Trust's affairs. The officers of the Trust are responsible for the Fund's operations. The Trust's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Trust within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Trust are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 60 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Trust is 60 State Street, Boston, Massachusetts 02109.

The Trust's statement of additional information provides more detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com.

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

Name and Age                   Positions Held With the Trust   Term of Office and Length of Service
John F. Cogan, Jr. (77)*       Chairman of the Board,          Since July, 2003.
                               Trustee and President           Term expires in 2004

* Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

====================================================================================================
Osbert M. Hood (51)**         Trustee and                      Since July, 2003.
                              Executive Vice President         Term expires in 2005

** Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and Address          Positions Held With the Trust   Term of Office and Length of Service
Mary K. Bush (56)              Trustee                         Since July, 2003.
3509 Woodbine Street,                                          Term expires in 2006
Chevy Chase, MD 20815

====================================================================================================
Richard H. Egdahl, M.D. (77)   Trustee                         Since July, 2003.
Boston University Healthcare                                   Term expires in 2004
Entrepreneurship Program,
53 Bay State Road,
Boston, MA 02215

====================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal Occupation During Past Five Years                    Other Directorships Held by this Trustee
Deputy Chairman and a Director of Pioneer Global Asset         Director of Harbor Global Company,
Management S.p.A. ("PGAM"); Non-Executive Chairman             Ltd.
and a Director of Pioneer Investment Management USA
Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
Director of Pioneer Alternative Investment Management
Limited (Dublin); President and a Director of Pioneer
Alternative Investment Management (Bermuda) Limited
and affiliated funds; President and Director of Pioneer
Funds Distributor, Inc. ("PFD"); President of all of the
Pioneer Funds; and Of Counsel (since 2000, partner
prior to 2000), Hale and Dorr LLP (counsel to PIM-USA
and the Pioneer Funds)

====================================================================================================
President and Chief Executive Officer, PIM-USA since           None
May, 2003 (Director since January, 2001); President
and Director of Pioneer since May, 2003; Chairman
and Director of Pioneer Investment Management
Shareholder Services, Inc. ("PIMSS") since May, 2003;
Executive Vice President of all of the Pioneer Funds
since June, 2003; Executive Vice President and Chief
Operating Officer of PIM-USA, November 2000 to May
2003; Executive Vice President, Chief Financial Officer
and Treasurer, John Hancock Advisers, L.L.C., Boston,
MA, November 1999 to November 2000; Senior Vice
President and Chief Financial Officer, John Hancock
Advisers, L.L.C., April 1997 to November 1999


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal Occupation During Past Five Years                    Other Directorships Held by this Trustee
President, Bush International (international financial         Director of Brady Corporation
advisory firm)                                                 (industrial identification and
                                                               specialty coated material products
                                                               manufacturer), Millennium Chemicals,
                                                               Inc. (commodity chemicals), Mortgage
                                                               Guaranty Insurance Corporation, and
                                                               R.J. Reynolds Tobacco Holdings, Inc.
                                                               (tobacco)
====================================================================================================
Alexander Graham Bell Professor of Health Care                 None
Entrepreneurship, Boston University; Professor
of Management, Boston University School of
Management; Professor of Public Health, Boston
University School of Public Health; Professor of Surgery,
Boston University School of Medicine; and University
Professor, Boston University
====================================================================================================

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and Address           Positions Held With the Trust   Term of Office and Length of Service
Margaret B.W. Graham (57)       Trustee                         Since July, 2003.
1001 Sherbrooke Street West,                                    Term expires in 2005
Montreal, Quebec, Canada
H3A 1G5
====================================================================================================
Marguerite A. Piret (56)        Trustee                         Since July, 2003.
One Boston Place, 28th Floor,                                   Term expires in 2006
Boston, MA 02108
====================================================================================================
Stephen K. West (75)            Trustee                         Since July, 2003.
125 Broad Street,                                               Term expires in 2004
New York, NY 10004
====================================================================================================
John Winthrop (67)              Trustee                         Since July, 2003.
One North Adgers Wharf,                                         Term expires in 2005
Charleston, SC 29401

--------------------------------------------------------------------------------
 TRUST OFFICERS
--------------------------------------------------------------------------------
Name and Age                    Positions Held With the Trust   Term of Office and Length of Service
Dorothy E. Bourassa (56)        Secretary                       Since July, 2003.
                                                                Serves at the discretion of board.

====================================================================================================
Christopher J. Kelley (39   )   Assistant Secretary             Since July, 2003.
                                                                Serves at the discretion of board.

====================================================================================================
David C. Phelan (46)            Assistant Secretary             Since July, 2003.
                                                                Serves at the discretion of board.

====================================================================================================
Vincent Nave (59)               Treasurer                       Since July, 2003.
                                                                Serves at the discretion of board.

====================================================================================================
Luis I. Presutti (39)           Assistant Treasurer             Since July, 2003.
                                                                Serves at the discretion of board.

====================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                 Other Directorships Held by this
Principal Occupation During Past Five Years                      Trustee
Founding Director, The Winthrop Group, Inc.                      None
(consulting firm); Professor of Management,
Faculty of Management, McGill University
====================================================================================================
President and Chief Executive Officer, Newbury, Piret &          None
Company, Inc. (investment banking firm)

====================================================================================================
Senior Counsel, Sullivan & Cromwell (law firm)                   Director, The Swiss Helvetia Fund,
                                                                 Inc. (closed-end investment
                                                                 company) and AMVESCAP PLC
                                                                 (investment managers)

====================================================================================================
President, John Winthrop & Co., Inc.                             None
(private investment firm)

====================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                 Other Directorships Held by this
Principal Occupation During Past Five Years                      Officer
Secretary of PIM-USA; Senior Vice President-Legal of             None
Pioneer; and Secretary/Clerk of most of PIM-USA's
subsidiaries since October 2000; Secretary of all of the
Pioneer Funds since September 2003 (Assistant
Secretary from November 2000 to September 2003);
and Senior Counsel, Assistant Vice President and Director of
Compliance of PIM-USA from April 1998 through
October 2000
====================================================================================================
Assistant Vice President and Senior Counsel of Pioneer since     None
July 2002; Vice President and Senior Counsel of BISYS Fund
Services, Inc. (April 2001 to June 2002); Senior Vice
President and Deputy General Counsel of Funds Distributor,
Inc. (July 2000 to April 2001; Vice President and Associate
General Counsel from July 1996 to July 2000); Assistant
Secretary of all of the Pioneer Funds since September 2003
====================================================================================================
Partner, Hale and Dorr LLP; Assistant Secretary of all of        None
Pioneer Funds since September 2003
====================================================================================================
Vice President-Fund Accounting, Administration and Custody       None
Services of Pioneer (Manager from September 1996 to
February 1999); and Treasurer of all of the Pioneer Funds
(Assistant Treasurer from June 1999 to November 2000)
====================================================================================================
Assistant Vice President-Fund Accounting, Administration         None
and Custody Services of Pioneer (Fund Accounting Manager
from 1994 to 1999); and Assistant Treasurer of all of the
Pioneer Funds since November 2000
====================================================================================================

--------------------------------------------------------------------------------
TRUST OFFICERS
--------------------------------------------------------------------------------

Name and Age                 Positions Held With the Trust   Term of Office and Length of Service
Gary Sullivan (46)           Assistant Treasurer             Since July, 2003.
                                                             Serves at the discretion of board.

====================================================================================================
Katherine Kim Sullivan (30)  Assistant Treasurer             Since July, 2003.
                                                             Serves at the discretion of board.

====================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                             Other Directorships Held by this
Principal Occupation During Past Five Years                  Officer
Fund Accounting Manager-Fund Accounting, Administration      None
and Custody Services of Pioneer; and Assistant Treasurer
of all of the Pioneer Funds since May 2002
==================================================================================================
Fund Administration Manager-Fund Accounting,                 None
Administration and Custody Services since June 2003;
Assistant Vice President-Mutual Fund Operations of
State Street Corporation from June 2002 to June 2003
(formerly Deutsche Bank Asset Management); Pioneer
Fund Accounting, Administration and Custody Services
(Fund Accounting Manager from August 1999 to May 2002,
Fund Accounting Supervisor from 1997 to July 1999);
Assistant Treasurer of all of the Pioneer Funds since
September 2003
==================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact Mellon for assistance or information.

You can call Mellon Investor Services LLC for:

Account Information                                         1-800-288-9541

Telecommunications Device for the Deaf (TDD)                1-800-231-5469

Or write to Mellon Investor Services LLC:

For                                                         Write to

General inquiries, lost dividend checks                     P.O. Box 3315
                                                            South Hackensack, NJ
                                                            07606-1915

Change of address, account consolidation                    P.O. Box 3316
                                                            South Hackensack, NJ
                                                            07606-1916

Lost stock certificates                                     P.O. Box 3317
                                                            South Hackensack, NJ
                                                            07606-1917

Stock transfer                                              P.O. Box 3312
                                                            South Hackensack, NJ
                                                            07606-1912

Dividend reinvestment plan (DRIP)                           P.O. Box 3338
                                                            South Hackensack, NJ
                                                            07606-1938

Please consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Trust and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.

[LOGO] Pioneer
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com
                                                                   15418-00-0604
                                         (C)2004 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	 See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Trust, including fees associated with the initial and annual filings of its Form N-1A and issuance of comfort letters, totaled approximately $59,000 in 2004.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
Fees for the Trust's audit-related services totaled approximately $22,500 in 2004, which were related to the review of the Trust's semi-annual financial statements and the issuance of agreed upon procedures report to the rating agencies.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $3,600 for 2004.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Trust during the fiscal year ended April 30, 2004.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Trust and affiliates, as previously defined, totaled approximately $26,100 in 2004.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Trust's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable, Fund does not invest in voting securities


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 30, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 30, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 30, 2004

* Print the name and title of each signing officer under his or her signature.